Security Federal Corporation Condensed Financial Statements (Parent Company Only) (Condensed Statements of Income Data) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income:
Cash Dividends Paid to Parent Company									$ 6,400,000	$ 6,000,000	$ 6,000,000
Interest Income	$ 7,620,000	$ 7,752,000	$ 7,412,000	$ 7,004,000	$ 7,077,000	$ 7,153,000	$ 7,173,000	$ 6,985,000	29,786,905	28,387,623	27,905,752
Miscellaneous Income	1,552,000	2,362,000	1,433,000	1,997,000	1,328,000	1,781,000	1,464,000	1,828,000	7,344,283	6,400,923	7,007,249
Expenses:
Interest Expense	1,103,000	1,097,000	1,017,000	958,000	924,000	805,000	868,000	919,000	4,175,301	3,515,792	4,199,179
Other Expenses									4,897,871	4,817,220	4,401,016
Income Before Income Taxes	1,831,000	2,348,000	1,961,000	2,214,000	977,000	2,435,000	2,076,000	2,358,000	8,353,800	7,845,136	8,183,026
Income Tax Benefit	316,000	445,000	483,000	585,000	115,000	655,000	510,000	641,000	2,435,460	1,920,480	2,067,099
Net Income	$ 909,000	$ 1,903,000	$ 1,478,000	$ 1,629,000	862,000	1,780,000	1,566,000	1,717,000	5,918,340	5,924,656	6,115,927
Preferred Stock Dividends					(93,000)	(110,000)	(110,000)	(110,000)	0	(422,889)	(440,000)
Preferred Stock Redemption Discount					660,000				0	660,000
Net Income Available To Common Shareholders					$ 1,429,000	$ 1,670,000	$ 1,456,000	$ 1,607,000	5,918,340	6,161,767	5,675,927
Parent Company [Member]
Income:
Equity in Earnings of Security Federal Bank									136,682	410,959	506,074
Interest Income									118,725	0	0
Miscellaneous Income									15,807	21,530	15,828
Total Income									6,671,214	6,432,489	6,521,902
Expenses:
Interest Expense									1,057,065	688,750	591,054
Other Expenses									14,349	69,603	18,822
Total Expenses									1,071,414	758,353	609,876
Income Before Income Taxes									5,599,800	5,674,136	5,912,026
Income Tax Benefit									(318,540)	(250,520)	(203,901)
Net Income									5,918,340	5,924,656	6,115,927
Preferred Stock Dividends									0	(422,889)	(440,000)
Preferred Stock Redemption Discount									0	660,000
Net Income Available To Common Shareholders									$ 5,918,340	$ 6,161,767	$ 5,675,927